Income Taxes - components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued compensation	$ 296	$ 289
Accrued other expense	123	114
Stock compensation	5,303	3,913
Start-up costs and other intangibles	13,727	14,104
Lease liability	157	219
Net operating losses	20,131	13,536
Capitalized Research and Development Expenses	6,387
Other	32	22
Deferred tax assets, gross	46,156	32,197
Less: valuation allowance	(45,923)	(31,939)
Total deferred tax assets	228	258
Deferred tax liabilities:
Depreciation	(89)	(40)
ROU Asset	(138)	(218)
Total deferred tax liabilities	$ (228)	$ (258)